UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

FORM N-Q

JANUARY 31, 2018

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited)	January 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 102.1%
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.5%
Bridgestone Corp.	6,300	$306,199

Automobiles - 7.9%
Bayerische Motoren Werke AG	14,378	1,641,756
Daimler AG, Registered Shares	17,834	1,632,515
Toyota Motor Corp.	21,700	1,486,819

Total Automobiles		4,761,090

Household Durables - 1.5%
Berkeley Group Holdings PLC	2,222	125,124
Persimmon PLC	22,589	802,466

Total Household Durables		927,590

Media - 1.0%
Eutelsat Communications SA	14,136	310,996
Metropole Television SA	1,952	53,123
RTL Group SA	2,526	214,199	*

Total Media		578,318

Multiline Retail - 0.3%
Harvey Norman Holdings Ltd.	52,013	189,443

Specialty Retail - 0.5%
Aoyama Trading Co., Ltd.	3,200	125,749
Automotive Holdings Group Ltd.	17,998	51,920
Luk Fook Holdings International Ltd.	12,000	42,952
Matas A/S	2,841	35,640
Mobilezone Holding AG, Registered Shares	3,146	40,628

Total Specialty Retail		296,889

Textiles, Apparel & Luxury Goods - 0.5%
Li & Fung Ltd.	586,000	298,894

TOTAL CONSUMER DISCRETIONARY		7,358,423

CONSUMER STAPLES - 5.0%
Food & Staples Retailing - 0.3%
Axfood AB	9,074	182,404

Tobacco - 4.7%
British American Tobacco PLC	21,998	1,505,159
Japan Tobacco Inc.	40,800	1,349,909

Total Tobacco		2,855,068

TOTAL CONSUMER STAPLES		3,037,472

ENERGY - 5.3%
Energy Equipment & Services - 0.1%
Ocean Yield ASA	3,856	34,764

See Notes to Schedule of Investments.

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 5.2%
Enagas SA	40,994	$1,117,169
Gaztransport Et Technigaz SA	1,207	83,544
Paz Oil Co., Ltd.	408	70,395
Snam SpA	251,497	1,223,692
Total SA	11,498	665,731

Total Oil, Gas & Consumable Fuels		3,160,531

TOTAL ENERGY		3,195,295

FINANCIALS - 20.5%
Banks - 13.9%
Banque Cantonale Vaudoise, Registered Shares	117	98,427
Canadian Imperial Bank of Commerce	17,087	1,692,863
Commonwealth Bank of Australia	16,075	1,021,621
National Australia Bank Ltd.	55,724	1,308,007
National Bank of Canada	2,840	147,403
Nordea Bank AB	111,000	1,369,769
Oversea-Chinese Banking Corp., Ltd.	115,700	1,140,418
Swedbank AB, Class A Shares	62,536	1,598,339

Total Banks		8,376,847

Capital Markets - 0.2%
IGM Financial Inc.	4,280	152,862

Consumer Finance - 0.3%
Cembra Money Bank AG	1,850	182,565	*

Insurance - 6.1%
Baloise Holding AG, Registered Shares	3,112	509,221
Legal & General Group PLC	207,311	796,512
Power Financial Corp.	7,894	217,759
Sampo OYJ, Class A Shares	13,764	799,238
Swiss Re AG	13,536	1,335,058

Total Insurance		3,657,788

TOTAL FINANCIALS		12,370,062

HEALTH CARE - 4.9%
Pharmaceuticals - 4.9%
Novartis AG, Registered Shares	17,765	1,607,105
Roche Holding AG	5,513	1,359,074

TOTAL HEALTH CARE		2,966,179

INDUSTRIALS - 12.8%
Aerospace & Defense - 2.1%
BAE Systems PLC	151,402	1,276,910

Air Freight & Logistics - 0.5%
bpost SA	7,362	244,777
Oesterreichische Post AG	1,110	52,837

Total Air Freight & Logistics		297,614

See Notes to Schedule of Investments.

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Airlines - 2.4%
Air New Zealand Ltd.	25,031	$56,816
Japan Airlines Co., Ltd.	37,100	1,397,749

Total Airlines		1,454,565

Construction & Engineering - 0.7%
Skanska AB, Class B Shares	21,478	436,516

Industrial Conglomerates - 0.1%
NWS Holdings Ltd.	26,000	50,653

Machinery - 1.5%
Kone OYJ, Class B Shares	15,322	876,961

Marine - 1.3%
Kuehne & Nagel International AG, Registered Shares	4,165	764,758

Road & Rail - 0.4%
ComfortDelGro Corp., Ltd.	169,200	270,865

Trading Companies & Distributors - 2.0%
Marubeni Corp.	161,000	1,206,652

Transportation Infrastructure - 1.8%
Abertis Infraestructuras SA	46,106	1,117,381

TOTAL INDUSTRIALS		7,752,875

INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.2%
VTech Holdings Ltd.	9,500	131,401

IT Services - 0.3%
NEC Networks & System Integration Corp.	1,700	45,439
Tieto OYJ	2,975	103,421

Total IT Services		148,860

Technology Hardware, Storage & Peripherals - 0.1%
Neopost SA	2,057	61,293

TOTAL INFORMATION TECHNOLOGY		341,554

MATERIALS - 2.1%
Construction Materials - 0.3%
CSR Ltd.	50,891	206,680

Paper & Forest Products - 1.8%
Navigator Co. SA	17,095	95,976
UPM-Kymmene OYJ	29,795	1,003,962

Total Paper & Forest Products		1,099,938

TOTAL MATERIALS		1,306,618

REAL ESTATE - 6.6%
Equity Real Estate Investment Trusts (REITs) - 6.1%
Artis Real Estate Investment Trust	3,422	39,089
Ascendas Real Estate Investment Trust	205,500	432,368
Ascott Residence Trust	79,700	76,553
CapitaLand Commercial Trust	205,920	293,543
CapitaLand Mall Trust	213,800	342,263
Charter Hall Retail REIT	21,345	65,875
Cominar Real Estate Investment Trust	11,295	133,061

See Notes to Schedule of Investments.

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Cromwell Property Group	48,179	$38,434
Daiwa House REIT Investment Corp.	40	98,269
Dream Global Real Estate Investment Trust	6,543	66,122
Frontier Real Estate Investment Corp.	18	75,185
H&R Real Estate Investment Trust	9,722	166,143
Heiwa Real Estate REIT Inc.	51	46,903
Invesco Office J-REIT Inc.	86	97,840
Japan Excellent Inc.	46	58,569
Japan Rental Housing Investments Inc.	103	81,328
Keppel DC REIT	44,148	48,126
Keppel REIT	95,200	93,618
Mapletree Commercial Trust	92,800	119,555
Mapletree Greater China Commercial Trust	98,900	94,995
Mapletree Industrial Trust	51,000	82,421
Mapletree Logistics Trust	123,300	128,770
Mercialys SA	2,975	67,667
Mori Hills REIT Investment Corp.	69	86,653
NIPPON REIT Investment Corp.	25	76,257
Pure Industrial Real Estate Trust	10,216	67,110
RioCan Real Estate Investment Trust	10,937	214,205
SmartCentres Real Estate Investment	4,760	117,065
Starhill Global REIT	62,600	36,745
Suntec Real Estate Investment Trust	88,500	139,652
Wereldhave NV	3,735	185,534

Total Equity Real Estate Investment Trusts (REITs)		3,669,918

Real Estate Management & Development - 0.5%
Swiss Prime Site AG, Registered Shares	3,104	300,145	*

TOTAL REAL ESTATE		3,970,063

TELECOMMUNICATION SERVICES - 13.8%
Diversified Telecommunication Services - 13.1%
BCE Inc.	32,294	1,510,204
Bezeq Israeli Telecommunication Corp., Ltd.	189,343	312,568
Elisa OYJ	9,202	391,412
HKT Trust and HKT Ltd.	500,000	625,747
Proximus SA	12,530	422,518
Singapore Telecommunications Ltd.	441,400	1,191,154
Swisscom AG, Registered Shares	3,026	1,652,880
Telstra Corp., Ltd.	338,078	999,793
TELUS Corp.	20,663	777,970

Total Diversified Telecommunication Services		7,884,246

Wireless Telecommunication Services - 0.7%
Freenet AG	9,175	351,533
M1 Ltd.	32,300	45,552
SmarTone Telecommunications Holdings Ltd.	35,000	40,760

Total Wireless Telecommunication Services		437,845

TOTAL TELECOMMUNICATION SERVICES		8,322,091

See Notes to Schedule of Investments.

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY		SHARES	VALUE
UTILITIES - 18.3%
Electric Utilities - 12.2%
CLP Holdings Ltd.		37,500	$382,783
Emera Inc.		12,176	450,413
Endesa SA		43,379	974,815
Energias de Portugal SA		107,664	378,153
Iberdrola SA		181,844	1,480,589
Power Assets Holdings Ltd.		43,000	382,306
Red Electrica Corporacion SA		56,667	1,200,958
SSE PLC		68,527	1,269,253
Terna-Rete Elettrica Nazionale SpA		139,013	836,724

Total Electric Utilities			7,355,994

Gas Utilities - 2.0%
Gas Natural SDG SA		53,812	1,243,005

Multi-Utilities - 2.5%
Keppel Infrastructure Trust		73,200	31,807
National Grid PLC		124,482	1,422,273
REN - Redes Energeticas Nacionais SGPS SA		15,202	47,449

Total Multi-Utilities			1,501,529

Water Utilities - 1.6%
Pennon Group PLC		22,268	227,201
Severn Trent PLC		14,072	390,312
United Utilities Group PLC		35,729	374,386

Total Water Utilities			991,899

TOTAL UTILITIES			11,092,427

TOTAL COMMON STOCKS (Cost - $57,075,359)			61,713,059

PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG (Cost - $93,879)		1,156	112,952

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $57,169,238)			61,826,011

	RATE
SHORT-TERM INVESTMENTS - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $145,366)	1.285%	145,366	145,366

TOTAL INVESTMENTS - 102.6% (Cost - $57,314,604)			61,971,377
Liabilities in Excess of Other Assets - (2.6)%			(1,553,088)

TOTAL NET ASSETS - 100.0%			$60,418,289

*	Non-income producing security.

See Notes to Schedule of Investments.

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

Abbreviation used in this schedule:

REIT	— Real Estate Investment Trust

At January 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
MSCI Emerging Markets Index Futures	3	3/18	$314,953	$321,825	$6,872

At January 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	206,640	USD	215,759	Bank of New York	2/13/18	$6,441
EUR	423,164	USD	518,639	Bank of New York	2/13/18	7,105
ILS	36,310	USD	10,638	Bank of New York	2/13/18	(15)
JPY	19,861,019	USD	179,215	Bank of New York	2/13/18	2,820
USD	7,689,241	CHF	7,477,602	Bank of New York	2/13/18	(351,418)
USD	430,816	CHF	419,888	Bank of New York	2/13/18	(20,689)
USD	18,493,770	EUR	15,284,360	Bank of New York	2/13/18	(495,699)
USD	1,030,044	EUR	858,127	Bank of New York	2/13/18	(36,103)
USD	381,512	ILS	1,314,327	Bank of New York	2/13/18	(3,030)
USD	21,545	ILS	73,706	Bank of New York	2/13/18	(20)
USD	6,413,622	JPY	722,134,236	Bank of New York	2/13/18	(205,056)
USD	362,633	JPY	40,319,607	Bank of New York	2/13/18	(6,914)
AUD	133,865	USD	106,912	UBS AG	2/13/18	950
CAD	199,137	USD	159,771	UBS AG	2/13/18	2,152
GBP	164,880	USD	229,117	UBS AG	2/13/18	5,085
HKD	426,137	USD	54,540	UBS AG	2/13/18	(51)
SEK	786,884	USD	98,241	UBS AG	2/13/18	1,691
SGD	165,864	USD	125,579	UBS AG	2/13/18	888
USD	3,815,063	AUD	4,853,189	UBS AG	2/13/18	(95,386)
USD	213,222	AUD	271,723	UBS AG	2/13/18	(5,719)
USD	5,758,417	CAD	7,209,360	UBS AG	2/13/18	(103,668)
USD	323,177	CAD	403,263	UBS AG	2/13/18	(4,725)
USD	8,080,958	GBP	5,956,369	UBS AG	2/13/18	(379,677)
USD	452,286	GBP	333,913	UBS AG	2/13/18	(22,016)
USD	1,976,989	HKD	15,442,668	UBS AG	2/13/18	2,365
USD	110,695	HKD	865,241	UBS AG	2/13/18	58
USD	3,498,904	SEK	28,410,561	UBS AG	2/13/18	(109,149)
USD	195,580	SEK	1,597,256	UBS AG	2/13/18	(7,266)
USD	4,526,804	SGD	6,009,740	UBS AG	2/13/18	(55,490)
USD	252,412	SGD	336,465	UBS AG	2/13/18	(4,135)

Total						$(1,876,671)

See Notes to Schedule of Investments.

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2018

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason International Low Volatility High Dividend ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on the Bats BZX Exchange, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS International Low Volatility High Dividend Hedged Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable companies in developed markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility, while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and other international currencies and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$61,713,059	—	—	$61,713,059
Preferred Stocks	112,952	—	—	112,952

Total Long-Term Investments	61,826,011	—	—	61,826,011

Short-Term Investments†	145,366	—	—	145,366

Total Investments	61,971,377	—	—	61,971,377

Other Financial Instruments:
Futures Contracts	6,872	—	—	6,872
Forward Foreign Currency Contracts	—	$29,555	—	29,555

Total Other Financial Instruments	6,872	29,555	—	36,427

Total	$61,978,249	$29,555	—	$62,007,804

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$1,906,226	—	$1,906,226

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 26, 2018